NOTE 6 - NOTES PAYABLE: Interest Income and Interest Expense Disclosure (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Interest Income			$ (8,672)	$ (19,017)
Interest Expense			37,962	51,470
Origination Fees	$ 68,888	$ 20,000	35,400	20,000
Total of Interest Expense			$ 64,690	$ 52,453